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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:237 Park Avenue, Suite 900,
   	New York, NY 10017



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY		     12 February 2010
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 23,543,055
Form 13F Information Table Value Total: $ 212,364,778



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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06/30/2009                                          	1

USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)

3COM CORP  			COM		885535104	 6,654,870 	 887,316 	 X
AIRVANA INC 			COM		00950V101	 4,440,916 	 584,331 	 X
AMICAS INC 			COM		001712108	 2,970,071 	 545,969 	 X
BJ SVCS CO 			COM		055482103	 8,166,330 	 439,050 	 X
BLACK & DECKER CORP		COM		091797100	 2,672,941 	 41,230 	 X
BPW ACQUISITION CORP		COM		055637102	 1,252,017 	 118,900 	 X
BURLINGTON NORTHN SANTA FE C	COM		12189T104	 25,926,508 	 262,893 	 X
BURLINGTON NORTHN SANTA FE C	CALL		12189T904	 16,335 	 33 	 	 X
BURLINGTON NORTHN SANTA FE C	CALL		12189T904	 72,000 	 100 	 	 X
CALIFORNIA MICRO DEVICES COR	COM		130439102	 240,719 	 51,108 	 X
CHATTEM INC			NOTE 1.625% 5/0	162456AR8	 11,517,500 	 8,500,000 	 X
CHATTEM INC			CALL		162456907	 351,000 	 150 	 	 X
CHATTEM INC			CALL		162456907	 23,400 	 10 	 	 X
CHATTEM INC			CALL		162456907	 799,350 	 438 		 X
CHATTEM INC			CALL		162456907	 66,500 	 50 		 X
CHATTEM INC			CALL		162456907	 33,350 	 10 		 X
CHATTEM INC			CALL		162456907	 141,750 	 50 		 X
CHATTEM INC			CALL		162456907	 116,250 	 50 		 X
CHATTEM INC			CALL		162456907	 166,750 	 50 		 X
CHATTEM INC			CALL		162456907	 141,750 	 50 		 X
DIEDRICH COFFEE INC		COM NEW		253675201	 101,623 	 2,916 		 X
FGX INTERNATIONAL HLDGS LTD	ORD SHS		G3396L102	 2,200,486 	 112,327 	 X
FINANCIAL FED CORP		COM		317492106	 5,777,750 	 210,100 	 X
I2 TECHNOLOGIES INC		COM NEW		465754208	 5,292,473 	 276,803 	 X
ICO GLOBAL COMM HLDGS LTD DE	CL A		44930K108	 6,295,058 	 861,157 	 X
IMS HEALTH INC			COM		449934108	 5,723,687 	 271,780 	 X
INTERSTATE HOTELS & RESRTS I	COM		46088S106	 303,380 	 137,900 	 X
IOWA TELECOMM SERVICES INC	COM		462594201	 5,850,916 	 349,100 	 X
JAVELIN PHARMACEUTICALS INC	COM		471894105	 176,800 	 136,000 	 X
LIBERTY ACQUISITION HLDGS CO	COM		53015Y107	 10,929,198 	 1,130,217 	 X
MARVEL ENTERTAINMENT INC	COM		57383T103	 4,862,970 	 90,000 	 X
MERRIMAC INDS INC		COM		590262101	 36,218 	 2,275 		 X
MPS GROUP INC			COM		553409103	 16,428,767 	 1,195,689 	 X
ON2 TECHNOLOGIES INC		COM		68338A107	 996,018 	 1,632,816 	 X
OVERTURE ACQUISITION CORP	SHS		G6830P100	 8,000 	 	 800 		 X
PEPSICO INC			COM		713448108	 4,447,824 	 73,155 	 X
QUIXOTE CORP			COM		749056107	 790,689 	 124,127 	 X
SAPPHIRE INDUSTRIALS CORP	COM		80306T109	 23,947,649 	 2,385,224 	 X
SPORTS PPTYS ACQUISITION	COM		84920F107	 7,316,900 	 737,442 	 X
STARLIMS TECHNOLOGIES LTD	SHS		M8484K109	 310,567 	 22,359 	 X
SUN MICROSYSTEMS INC		COM NEW		866810203	 3,339,468 	 356,400 	 X
SWITCH & DATA FACILITIES COM	COM		871043105	 5,752,595 	 284,641 	 X
TALBOTS INC			CALL		874161902	 119,893 	 527 		 X
TRIAN ACQUISITION I CORP	COM		89582E108	 7,459,409 	 758,070 	 X
VARIAN INC			COM		922206107	 15,559,256 	 301,887 	 X
XEROX CORP			COM		984121103	 2,505,006 	 296,100 	 X
XTO ENERGY INC			COM		98385X106	 9,091,962 	 195,400 	 X
ZILOG INC			COM PAR $0.01	989524301	 573,813 	 162,094 	 X
ZIONS BANCORPORATION		PUT		989701957	 396,100 	 3,961 		 X




			 					$212,364,778 	23,543,055



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